Shareholders' Equity (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	94,096,998	90,061,998	79,372,198	61,362,198
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.12	$ 0.15	$ 0.29	$ 0.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	39,272,865
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.21
Exercise Price Range One [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	0.02
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	54,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 4 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	7,187,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years 6 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.05
Exercise Price Range Two [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	0.12
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	18,834,629
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 3 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	14,936,711
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 3 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.16
Exercise Price Range Three [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	20,782,369
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 8 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	16,968,654
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 8 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.32
Exercise Price Range Four [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	1.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 5 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 5 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.62